SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS (Details) - Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 13, 2024
Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield				9.50
Measurement Input, Share Price [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	0.3677	0.4601	3.0000
Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield				26.50
Measurement Input, Price Volatility [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	0.2820	0.2580	0.3350
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield				4.25
Measurement Input, Risk Free Interest Rate [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	0.0385	0.0364	0.0438
Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield				0.00
Measurement Input, Expected Dividend Rate [Member] | Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	0.0000	0.0000	0.0000
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Exercise Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	11.5000	11.5000	11.5000
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Share Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	0.3677	0.4601	3.0000
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input Public Warrant Price [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	0.0449	0.0549	0.0850
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Price Volatility [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	99.90	92.40	33.50
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	3.85	3.64	4.38
Earnout Shares and Sponsor Earnout Shares [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Dividend yield	0.00	0.00	0.00